Financial results net (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Financial income
Interest income	$ 9,406	$ 91,081	$ 11,390
Other financial income	13	0	0
Total financial income	9,419	91,081	11,390
Financial costs
Interest expense	(71,639)	(84,913)	(108,730)
Other financial costs	(9,653)	(17,551)	(14,092)
Total financial costs	(81,292)	(102,464)	(122,822)
Other financial results:
Foreign exchange, net	28,073	82,416	103,985
Fair value gain (loss) of financial assets and liabilities at fair value through profit or loss	99,072	248,402	44,898
(Loss) gain from repurchase of Non-convertible notes	731	341	18,213
(Loss) gain from derivative financial instruments (except commodities)	(14,403)	(67,247)	15,332
Others	(5,459)	(4,450)	(3,191)
Total other financial results	108,014	259,462	179,237
Inflation adjustment	11,435	(39,527)	59,590
Total financial results, net	$ 47,576	$ 208,552	$ 127,395